Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of financial assets that are measured at fair value on a recurring basis

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total

Assets:
Marketable equity securities	$86,190	—	—	86,190
Total assets	$86,190	—	—	86,190

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total

Assets:
Marketable equity securities	$138,446	—	—	138,446
Total assets	$138,446	—	—	138,446

Schedule of estimated useful lives

Asset Classification	Estimated Useful Life
Machinery, equipment and vehicles	4 to 14 years
Computers and peripherals (mainly 33%)	3 years
Office furniture and equipment	5 to 14 years
Leasehold Improvements	3 to 10 years
Buildings	28 years